Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present financial information by business segment for the periods indicated:

	Three Months Ended September 30, 2016
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$21	$10	$54	$(5)	$80
Net gain on loan sales	95	—	(1)	—	94
Representation and warranty benefit	6	—	—	—	6
Other noninterest income	4	13	8	31	56
Total net interest income and noninterest income	126	23	61	26	236
(Provision) benefit for loan losses	—	—	(7)	—	(7)
Asset resolution	—	(2)	—	—	(2)
Depreciation and amortization expense	(2)	—	(1)	(5)	(8)
Other noninterest expense	(64)	(25)	(43)	—	(132)
Total noninterest expense	(66)	(27)	(44)	(5)	(142)
Income (loss) before income taxes	60	(4)	10	21	87
Provision for income taxes	—	—	—	30	30
Net income (loss)	$60	$(4)	$10	$(9)	$57
Intersegment revenue	$(1)	$5	$—	$(4)	$—

Average balances
Loans held-for-sale	$3,400	$—	$16	$—	$3,416
Loans with government guarantees	—	432	—	—	432
Loans held-for-investment	5	—	5,843	—	5,848
Total assets	4,238	623	5,904	3,383	14,148
Deposits	—	1,853	7,273	—	9,126

	Three Months Ended September 30, 2015
	Mortgage Originations	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$18	$3	$45	$7	$73
Net gain on loan sales	72	—	(4)	—	68
Representation and warranty benefit	6	—	—	—	6
Other noninterest income	26	15	11	2	54
Total net interest income and noninterest income	122	18	52	9	201
(Provision) benefit for loan losses	—	—	1	—	1
Depreciation and amortization expense	(1)	(1)	(1)	(3)	(6)
Other noninterest expense	(56)	(27)	(39)	(3)	(125)
Total noninterest expense	(57)	(28)	(40)	(6)	(131)
Income (loss) before income taxes	65	(10)	13	3	71
Provision for income taxes	—	—	—	24	24
Net income (loss)	$65	$(10)	$13	$(21)	$47
Intersegment revenue	$3	$5	$(4)	$(4)	$—

Average balances
Loans held-for-sale	$2,179	$—	$21	$—	$2,200
Loans with government guarantees	—	547	—	—	547
Loans held-for-investment	4	—	5,348	60	5,412
Total assets	2,709	860	5,336	3,400	12,305
Deposits	—	1,487	6,773	—	8,260

	Nine Months Ended September 30, 2016
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$61	$23	$150	$2	$236
Net gain (loss) on loan sales	251	—	8	—	259
Representation and warranty benefit	12	—	—	—	12
Other noninterest income (loss)	17	39	21	41	118
Total net interest income and noninterest income	341	62	179	43	625
(Provision) benefit for loan losses	—	—	9	—	9
Asset resolution	—	(6)	—	—	(6)
Depreciation and amortization expense	(4)	(2)	(5)	(12)	(23)
Other noninterest expense	(182)	(70)	(131)	(6)	(389)
Total noninterest expense	(186)	(78)	(136)	(18)	(418)
Income (loss) before income taxes	155	(16)	52	25	216
Provision for income taxes	—	—	—	73	73
Net income (loss)	$155	$(16)	$52	$(48)	$143
Intersegment revenue	$1	$16	$(1)	$(16)	$—

Average balances
Loans held-for-sale	$2,988	$—	$83	$—	$3,071
Loans with government guarantees	—	450	—	—	450
Loans held-for-investment	6	—	5,689	—	5,695
Total assets	3,688	676	5,798	3,549	13,711
Deposits	—	1,523	7,080	—	8,603

	Nine Months Ended September 30, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$52	$10	$126	$23	$211
Net gain (loss) on loan sales	255	—	(13)	—	242
Representation and warranty benefit	13	—	—	—	13
Other noninterest income	60	42	19	(3)	118
Total net interest income and noninterest income	380	52	132	20	584
(Provision) benefit for loan losses	—	—	18	—	18
Asset resolution	—	(12)	(1)	—	(13)
Depreciation and amortization expense	(2)	(2)	(4)	(9)	(17)
Other noninterest expense	(174)	(80)	(116)	(7)	(377)
Total noninterest expense	(176)	(94)	(121)	(16)	(407)
Income (loss) before income taxes	204	(42)	29	4	195
Provision for income taxes	—	—	—	70	70
Net income (loss)	$204	$(42)	$29	$(66)	$125
Intersegment revenue	$9	$13	$(13)	$(9)	$—

Average balances
Loans held-for-sale	$2,052	$—	$36	$—	$2,088
Loans with government guarantees	—	679	—	—	679
Loans held-for-investment	3	—	4,786	96	4,885
Total assets	2,555	1,004	4,753	3,351	11,663
Deposits	—	1,189	6,602	—	7,791

The following tables present financial information by business segment for the periods indicated.

	Year Ended December 31, 2015
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$72	$13	$171	$31	$287
Net gain (loss) on loan sales	303	—	(15)	—	288
Representation and warranty benefit	19	—	—	—	19
Other noninterest income	78	56	25	4	163
Total net interest income and noninterest income	472	69	181	35	757
Benefit for loan losses	—	—	19	—	19
Asset resolution	(1)	(13)	(1)	—	(15)
Depreciation and amortization expense	(3)	(3)	(6)	(12)	(24)
Other noninterest expense	(228)	(107)	(153)	(9)	(497)
Total noninterest expense	(232)	(123)	(160)	(21)	(536)
Income (loss) before income taxes	240	(54)	40	14	240
Provision for income taxes	—	—	—	82	82
Net income (loss)	$240	$(54)	$40	$(68)	$158
Intersegment revenue	$10	$17	$(15)	$(12)	$—

Average balances
Loans held-for-sale	$2,148	$—	$40	$—	$2,188
Loans with government guarantees	—	633	—	—	633
Loans held-for-investment	4	—	4,986	86	5,076
Total assets	2,661	944	4,972	3,379	11,956
Deposits	—	1,203	6,674	—	7,877

	Year Ended December 31, 2014
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income	$56	$20	$150	$21	$247
Net gain (loss) on loan sales	209	—	(3)	—	206
Representation and warranty (provision) benefit	(10)	—	—	—	(10)
Other noninterest income	70	58	22	15	165
Total net interest income and noninterest income	325	78	169	36	608
Provision for loan losses	—	—	(132)	—	(132)
Asset resolution	(3)	(50)	(4)	—	(57)
Depreciation and amortization expense	(1)	(6)	(5)	(12)	(24)
Other noninterest expense	(206)	(123)	(158)	(11)	(498)
Total noninterest expense	(210)	(179)	(167)	(23)	(579)
Income (loss) before income taxes	115	(101)	(130)	13	(103)
Benefit for income taxes	—	—	—	(34)	(34)
Net income (loss)	$115	$(101)	$(130)	$47	$(69)
Intersegment revenue	$(2)	$18	$(3)	$(13)	$—

Average balances
Loans held-for-sale	$1,472	$20	$62	$—	$1,554
Loans with government guarantees	—	1,216	—	—	1,216
Loans held-for-investment	1	—	3,975	146	4,122
Total assets	1,630	1,349	3,943	2,964	9,886
Deposits	—	750	5,984	—	6,734

	Year Ended December 31, 2013
	Mortgage Origination	Mortgage Servicing	Community Banking	Other	Total
Summary of Operations	(Dollars in millions)
Net interest income (loss)	$74	$32	$160	$(80)	$186
Net gain (loss) on loan sales	401	—	1	—	402
Representation and warranty provision	(36)	—	—	—	(36)
Other noninterest income	149	62	27	49	287
Total net interest income and noninterest income	588	94	188	(31)	839
Provision for loan losses	—	—	(70)	—	(70)
Asset resolution	(6)	(55)	9	—	(52)
Depreciation and amortization expense	(1)	(6)	(4)	(12)	(23)
Other noninterest expense	(351)	(113)	(186)	(193)	(843)
Total noninterest expense	(358)	(174)	(181)	(205)	(918)
Income (loss) before income taxes	230	(80)	(63)	(236)	(149)
Benefit for income taxes	—	—	—	(416)	(416)
Net income (loss)	$230	$(80)	$(63)	$180	$267
Intersegment revenue	$(32)	$51	$3	$(22)	$—

Average balances
Loans held-for-sale	$2,312	$49	$187	$—	$2,548
Loans with government guarantees	12	1,465	—	—	1,477
Loans held-for-investment	—	—	4,325	86	4,411
Total assets	3,277	1,699	4,509	3,070	12,555
Deposits	—	837	6,529	7	7,373